ENTITY-WIDE DISCLOSURE (Schedule of Net Sales by Techonology) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Percentage of net sales based on products technology	100.00%	100.00%	100.00%
Minimal-Invasive [Member]
Concentration Risk [Line Items]
Percentage of net sales based on products technology	81.00%	72.00%	62.00%
Hands-Free [Member]
Concentration Risk [Line Items]
Percentage of net sales based on products technology	10.00%	20.00%	32.00%
Non-Invasive [Member]
Concentration Risk [Line Items]
Percentage of net sales based on products technology	9.00%	8.00%	6.00%